RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Abstract]
Amounts due from related parties, current	$ 6,725		$ 4,735
Amounts due to related parties, current	50,816		34,990
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee And licenses fees to	81,557	$ 92,659
Royalty fee and license fee from	407	1,480
Rack rental income from	201	344
Services provided by	17,844	15,299
Interest expense to	0	844
Conversion of convertible notes (principal amount) by	0	$ 100,000
Amounts due from related parties, current	377		477
Amounts due to related parties, current	$ 47,437		$ 34,970